Nature of business, basis of presentation and summary of significant accounting policies (Details Textual 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 846	$ 775	$ 945
Accumulated deficit	(127,063)	(123,199)
Depreciation expense	16	10
Patent amortization expense	342	357
Impairment of Long-Lived Assets Held-for-use	0	0
Marketing expense	$ 8	$ 46
Estimated remaining weighted average useful lives of patents	P2Y
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	17 years